Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) - MYR (RM)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Schedule of Other Payables and Accruals [Abstract]
Other payables	RM 66,027	RM 328	RM 164,575,283
Accruals	1,390,298	1,129,689
Total Other payables and accruals	RM 1,456,325	RM 1,130,017